Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, plant and equipment

TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2017 and 2016, were as follows:

	Useful Lives
December 31,	(Years)	2017	2016
(Dollars in millions)
Land	N/A	$55	$54
Buildings	5-40	519	511
Leasehold and land improvements	1-30	1,214	1,188
Cable and wire	15-35	1,802	1,740
Network and switching equipment	3-13	2,361	2,348
Cell site equipment	7-25	3,411	3,383
Office furniture and equipment	3-10	480	508
Other operating assets and equipment	3-12	194	187
System development	1-7	1,387	1,523
Work in process	N/A	319	237
Total property, plant and equipment, gross		11,742	11,679
Accumulated depreciation and amortization		(8,318)	(8,124)
Total property, plant and equipment, net		$3,424	$3,555